UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

	Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 — December 31, 2010

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|10

Annual report

Putnam VT
Capital Opportunities Fund

Putnam
INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

The global recovery continued to solidify in the final months of 2010, with economies around the world experiencing economic growth. In the United States, corporations are emerging from the Great Recession in strong financial health. Putnam’s investment team believes the outlook for U.S. equities is further bolstered by low short-term interest rates and the extension of current tax rates. Another sign of the positive outlook for equities was that traditionally safe-haven U.S. Treasuries experienced their first setback in several years, as investors sought higher potential returns in riskier assets.

Although the global recovery continues, a range of fiscal and monetary circumstances around the world contributes to a global investment mosaic that is more varied than in recent years. Europe struggles with debt issues at a time when emerging markets are striving to dampen inflationary growth. This divergence may well lead to future market volatility. However, we believe it may also lead to additional opportunities for active, research-focused managers like Putnam.

In developments affecting oversight of your fund, we wish to thank Richard B. Worley and Myra R. Drucker, who have retired from the Board of Trustees, for their many years of dedicated and thoughtful leadership.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 12/31/10)

Investment objective

Long-term growth of capital

Net asset value December 31, 2010

Class IA: $16.52	Class IB: $16.41

Total return at net asset value

(as of 12/31/10)	Class IA shares*	Class IB shares*	Russell 2500 Index

1 year	29.83%	29.54%	26.71%

5 years	29.06	27.41	26.76
Annualized	5.23	4.96	4.86

Life	120.01	115.78	125.81
Annualized	10.83	10.55	11.21

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: May 1, 2003.

Russell 2500 Index is an unmanaged index of 2,500 small and midsize companies in the Russell 3000 Index.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 12/31/10. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Putnam VT Capital Opportunities Fund 1

Report from your fund’s manager

Stock market performance ended on a high note, but market volatility reigned throughout 2010. How did the fund perform?

The year was quite volatile and was marked by opposing forces at play in the markets. Concerns about the European debt crisis, sluggish global growth, and inflationary pressures in some of the faster-growing economies in the emerging markets made investors cautious and invited a safe-haven mentality. However these worries were offset by positive developments, including the Federal Reserve’s pro-growth monetary policy, healthy corporate profits, and the announcement in the third quarter that the U.S. recession had officially ended. In this environment, Putnam VT Capital Opportunities Fund’s class IA shares rose 29.83% at net asset value for the 12 months ended December 31, 2010, comfortably ahead of most comparative equity benchmarks. The fund’s focus on U.S. small-cap stocks was especially beneficial as this asset class outperformed large-cap stocks for the period.

What strategies helped the fund perform so strongly?

We have a disciplined investment strategy that uses a series of valuation factors to identify stocks that we believe are trading below their intrinsic value. We look for stocks that we believe will appreciate over time, and we seek to buy them for the portfolio before most investors recognize their value. We also favor companies that generate significant free cash flow and where management has made a history of deploying that cash in a shareholder-friendly manner.

Our stock selection was beneficial during the period, particularly in the health-care, industrials, and consumer discretionary sectors. Also helping performance was our decision to maintain an overweight position in technology as well as an underweight position in financials.

Which investments served the fund well for the period?

One of the biggest contributors to performance was Valeant Pharmaceuticals International, a specialty drug company. After completing its merger with Biovail Corporation in September, Valeant is now one of Canada’s largest publicly traded drug manufacturers. Investors reacted favorably to news of the merger. We believe the stock remains attractive, as the merger has resulted in an enhanced product line, financial strength, and cost-cutting initiatives that should enable Valeant to pursue more growth opportunities. Another top-performing stock in the fund’s portfolio was WABCO Holdings, a provider of electronic and mechanical products for truck, bus, and car manufacturers. The company benefited from improved demand for trucks, particularly in Europe and the emerging markets. News of a positive resolution of a lawsuit against the company also fueled its performance. AnnTaylor Stores benefited from increased consumer spending and efforts by management to improve its product line, lower expenses, and reduce inventory levels. The fund still owns all three stocks, but we did trim positions in Valeant and Ann Taylor, as their stock prices were approaching our estimate of their fair value.

What are some stocks that detracted from performance?

TradeStation Group, which offers technology for traders of financial securities, underperformed when trading volumes came in below expectations. In addition, the company tends to benefit from rising interest rates, and the prolonged period of low interest rates weighed on its stock price. Headwaters, a provider of building products and construction materials, lagged in response to a weakening outlook for non-residential construction.

What is your outlook for the fund?

Our investment process remains grounded in fundamental, bottom-up research, meaning we focus on individual stock selection rather than trying to predict the direction of the economy or the broader market. That said, we are starting to see some signs of a gradual improvement in the economy. Given our more upbeat outlook, the fund is modestly overweight in information technology and industrial stocks and underweight in consumer staples and utilities, where stocks appear to be closer to fair value.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: The fund invests some or all of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Joseph Joseph joined Putnam in 1994 and has been in the investment industry since 1987.

In addition to Joe, your fund’s portfolio managers are Randy Farina and John McLanahan.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Capital Opportunities Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2010, to December 31, 2010. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 12/31/10		for the 6 months ended 12/31/10

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$5.37	$6.82	$4.69	$5.96

Ending value
(after expenses)	$1,314.20	$1,312.80	$1,020.57	$1,019.31

Annualized
expense ratio†	0.92%	1.17%	0.92%	1.17%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/10. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Putnam VT Capital Opportunities Fund 3

Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Capital Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Capital Opportunities Fund (the “fund”) at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2010 by correspondence with the custodian, broker and transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2011

4 Putnam VT Capital Opportunities Fund

The fund’s portfolio 12/31/10

COMMON STOCKS (94.1%)*	Shares	Value

Advertising and marketing services (0.3%)
ValueClick, Inc. †	6,300	$100,989

		100,989
Aerospace and defense (0.5%)
Alliant Techsystems, Inc. †	969	72,123

Teledyne Technologies, Inc. †	2,905	127,733

		199,856
Airlines (0.6%)
Republic Airways Holdings, Inc. †	33,000	241,560

		241,560
Automotive (0.4%)
BorgWarner, Inc. †	2,300	166,428

		166,428
Banking (7.2%)
Bancorp, Inc. †	29,830	303,371

Bond Street Holdings, LLC 144A Class A † F	3,695	75,748

Brookline Bancorp, Inc.	2,552	27,689

City Holding Co.	925	33,513

City National Corp.	2,500	153,400

Commerce Bancshares, Inc.	710	28,208

Cullen/Frost Bankers, Inc.	800	48,896

Danvers Bancorp, Inc.	22,208	392,415

East West Bancorp, Inc.	13,242	258,881

First Citizens BancShares, Inc. Class A	577	109,082

IBERIABANK Corp.	1,500	88,695

International Bancshares Corp.	2,300	46,069

Kaiser Federal Financial Group, Inc.	10,026	116,101

NBH Holdings Corp. 144A Class A †	6,250	121,875

OmniAmerican Bancorp, Inc. †	5,000	67,750

PacWest Bancorp	2,613	55,866

Popular, Inc. (Puerto Rico) †	17,800	55,892

Provident New York Bancorp	23,344	244,879

Seacoast Banking Corp. of Florida †	19,385	28,302

SVB Financial Group †	4,396	233,208

Union First Market Bankshares Corp.	2,064	30,506

Webster Financial Corp.	5,287	104,154

Wilmington Trust Corp.	4,769	20,697

		2,645,197
Biotechnology (0.2%)
Cubist Pharmaceuticals, Inc. †	3,861	82,625

		82,625
Broadcasting (0.4%)
Clear Channel Outdoor Holdings, Inc. Class A †	4,000	56,160

EchoStar Corp. Class A †	3,060	76,408

		132,568
Building materials (0.9%)
AAON, Inc.	2,478	69,904

Apogee Enterprises, Inc.	4,038	54,392

Mohawk Industries, Inc. †	3,400	192,984

		317,280
Cable television (0.3%)
IAC/InterActiveCorp. †	3,700	106,190

		106,190
Chemicals (3.9%)
American Vanguard Corp.	4,400	37,576

Ashland, Inc.	1,900	96,634

Compass Minerals International, Inc.	1,300	116,051

Cytec Industries, Inc.	2,100	111,426

Eastman Chemical Co.	1,329	111,742

FMC Corp.	1,116	89,157

COMMON STOCKS (94.1%)* cont.	Shares	Value

Chemicals cont.
Georgia Gulf Corp. †	3,300	$79,398

Innophos Holdings, Inc.	3,100	111,848

International Flavors & Fragrances, Inc.	1,900	105,621

Lubrizol Corp. (The)	995	106,346

Methanex Corp. (Canada)	4,600	139,840

Olin Corp.	4,041	82,921

OM Group, Inc. †	2,000	77,020

Valspar Corp.	4,700	162,056

		1,427,636
Coal (0.6%)
James River Coal Co. † S	1,700	43,061

Massey Energy Co.	2,500	134,125

Penn Virginia Corp.	3,100	52,142

		229,328
Commercial and consumer services (1.5%)
Alliance Data Systems Corp. † S	2,100	149,163

Deluxe Corp.	3,583	82,481

Dun & Bradstreet Corp. (The)	1,300	106,717

Ennis Inc.	5,726	97,915

Global Cash Access, Inc. †	10,400	33,176

Sotheby’s Holdings, Inc. Class A	1,700	76,500

		545,952
Communications equipment (0.4%)
Netgear, Inc. †	4,300	144,824

		144,824
Computers (3.6%)
ANSYS, Inc. †	3,300	171,831

Blackbaud, Inc.	5,100	132,090

Brocade Communications Systems, Inc. †	20,700	109,503

Emulex Corp. †	19,100	222,706

Lexmark International, Inc. Class A †	3,690	128,486

Logitech International SA (Switzerland) † S	8,600	159,530

Logitech International SA (Swiss Exchange) (Switzerland) †	1,155	22,014

Polycom, Inc. †	3,000	116,940

Progress Software Corp. †	1,500	63,480

Quest Software, Inc. †	4,800	133,152

Satyam Computer Services., Ltd. ADR (India) †	20,300	59,276

		1,319,008
Conglomerates (0.9%)
AMETEK, Inc.	6,289	246,843

Harsco Corp.	2,900	82,128

		328,971
Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands) †	5,840	192,136

Tutor Perini Corp.	7,257	155,372

		347,508
Consumer (0.8%)
CSS Industries, Inc.	2,300	47,403

Helen of Troy, Ltd. (Bermuda) †	6,939	206,366

Hooker Furniture Corp.	2,100	29,673

		283,442
Consumer goods (1.3%)
Blyth, Inc.	1,105	38,100

Church & Dwight Co., Inc.	2,092	144,390

National Presto Industries, Inc.	407	52,914

Weight Watchers International, Inc.	6,400	239,936

		475,340
Consumer services (1.0%)
Brink’s Co. (The)	2,500	67,200

TrueBlue, Inc. †	17,354	312,198

		379,398

Putnam VT Capital Opportunities Fund 5

COMMON STOCKS (94.1%)* cont.	Shares	Value

Distribution (0.3%)
Fresh Del Monte Produce, Inc.	3,800	$94,810

		94,810
Electric utilities (2.9%)
Allegheny Energy, Inc.	4,100	99,384

Alliant Energy Corp.	2,500	91,925

Black Hills Corp. S	3,300	99,000

El Paso Electric Co. †	5,900	162,427

Integrys Energy Group, Inc.	1,500	72,765

NSTAR	2,600	109,694

Pepco Holdings, Inc.	5,500	100,375

Pinnacle West Capital Corp.	2,900	120,205

PNM Resources, Inc.	6,700	87,234

Westar Energy, Inc.	4,800	120,768

		1,063,777
Electrical equipment (0.6%)
Hubbell, Inc. Class B	3,711	223,142

		223,142
Electronics (3.5%)
Diodes, Inc. †	1,980	53,440

Fairchild Semiconductor Intl., Inc. †	5,100	79,611

International Rectifier Corp. †	5,900	175,171

Intersil Corp. Class A	8,100	123,687

Multi-Fineline Electronix, Inc. †	3,800	100,662

National Semiconductor Corp.	4,675	64,328

Omnivision Technologies, Inc. †	2,630	77,874

PMC — Sierra, Inc. †	6,240	53,602

QLogic Corp. †	7,400	125,948

RF Micro Devices, Inc. †	9,255	68,024

Silicon Laboratories, Inc. †	3,075	141,512

Synopsys, Inc. †	5,757	154,921

Zoran Corp. †	9,600	84,480

		1,303,260
Energy (oil field) (2.2%)
Basic Energy Services, Inc. †	5,800	95,584

Cal Dive International, Inc. †	3,900	22,113

Complete Production Services, Inc. †	1,785	52,747

Global Industries, Ltd. †	7,200	49,896

Helix Energy Solutions Group, Inc. †	7,955	96,574

Hercules Offshore, Inc. †	16,800	58,128

ION Geophysical Corp. †	6,300	53,424

Key Energy Services, Inc. †	8,700	112,926

Rowan Cos., Inc. †	1,500	52,365

Superior Energy Services †	2,500	87,475

TETRA Technologies, Inc. †	6,100	72,407

Tidewater, Inc.	1,200	64,608

		818,247
Energy (other) (0.3%)
Headwaters, Inc. †	24,445	111,958

		111,958
Financial (0.9%)
Broadridge Financial Solutions, Inc.	3,300	72,369

GATX Corp.	4,415	155,761

LPL Investment Holdings, Inc. † S	1,214	44,153

MGIC Investment Corp. † S	7,434	75,752

		348,035
Forest products and packaging (0.8%)
Packaging Corp. of America	2,712	70,078

Sealed Air Corp.	5,500	139,975

Sonoco Products Co.	2,400	80,808

		290,861

COMMON STOCKS (94.1%)* cont.	Shares	Value

Health-care services (4.7%)
Amedisys, Inc. † S	3,466	$116,111

AMERIGROUP Corp. †	5,762	253,067

AMN Healthcare Services, Inc. †	18,174	111,588

Centene Corp. †	3,000	76,020

Coventry Health Care, Inc. †	4,800	126,720

Cross Country Healthcare, Inc. †	9,301	78,779

Gentiva Health Services, Inc. †	4,200	111,720

Health Net, Inc. †	4,500	122,805

Healthways, Inc. †	9,155	102,170

Kindred Healthcare, Inc. †	4,900	90,013

LifePoint Hospitals, Inc. †	2,600	95,550

Medcath Corp. †	4,504	62,831

Molina Healthcare, Inc. †	4,500	125,325

Omnicare, Inc.	5,296	134,465

Parexel International Corp. †	6,500	137,995

		1,745,159
Homebuilding (0.3%)
NVR, Inc. †	145	100,198

		100,198
Household furniture and appliances (0.7%)
American Woodmark Corp.	1,485	36,442

Whirlpool Corp.	2,600	230,958

		267,400
Insurance (4.5%)
American Financial Group, Inc.	2,705	87,344

Amerisafe, Inc. †	1,582	27,685

Aspen Insurance Holdings, Ltd.	2,471	70,720

CNA Surety Corp. †	4,301	101,848

Delphi Financial Group Class A	3,877	111,813

Endurance Specialty Holdings, Ltd. (Bermuda)	2,727	125,633

Hanover Insurance Group, Inc. (The)	3,087	144,225

Harleysville Group, Inc.	1,117	41,039

HCC Insurance Holdings, Inc.	3,253	94,142

RenaissanceRe Holdings, Ltd.	1,555	99,038

Safety Insurance Group, Inc.	3,021	143,709

SeaBright Insurance Holdings, Inc.	4,189	38,623

Selective Insurance Group	6,614	120,044

Stancorp Financial Group	3,091	139,528

Universal American Financial Corp.	8,000	163,600

Validus Holdings, Ltd.	1,861	56,965

W.R. Berkley Corp.	3,575	97,884

		1,663,840
Investment banking/Brokerage (3.4%)
Calamos Asset Management, Inc. Class A	2,300	32,200

Eaton Vance Corp.	2,254	68,138

Federated Investors, Inc. S	7,900	206,743

Jefferies Group, Inc.	3,200	85,216

Legg Mason, Inc.	2,800	101,556

optionsXpress Holdings, Inc.	1,455	22,800

SEI Investments Co.	10,600	252,174

TradeStation Group, Inc. †	42,000	283,500

Waddell & Reed Financial, Inc. Class A	5,889	207,823

		1,260,150
Leisure (0.5%)
Polaris Industries, Inc.	2,400	187,248

		187,248
Machinery (2.9%)
AGCO Corp. †	1,930	97,774

Applied Industrial Technologies, Inc.	7,318	237,689

Gardner Denver, Inc.	1,967	135,369

6 Putnam VT Capital Opportunities Fund

COMMON STOCKS (94.1%)* cont.	Shares	Value

Machinery cont.
Kennametal, Inc.	4,500	$177,570

Manitowoc Co., Inc. (The)	14,665	192,258

Regal-Beloit Corp.	700	46,732

Terex Corp. †	5,360	166,374

		1,053,766
Manufacturing (3.0%)
Actuant Corp. Class A	23,730	631,693

EnPro Industries, Inc. †	3,730	155,019

LSB Industries, Inc. †	1,665	40,393

Oshkosh Corp. †	4,700	165,628

Roper Industries, Inc.	1,676	128,097

		1,120,830
Medical technology (1.9%)
Conmed Corp. †	5,800	153,294

Hill-Rom Holdings, Inc.	5,100	200,787

Hologic, Inc. †	6,200	116,684

Invacare Corp.	2,800	84,448

Kinetic Concepts, Inc. †	1,500	62,820

SurModics, Inc. †	6,983	82,888

		700,921
Metals (2.0%)
Century Aluminum Co. †	5,420	84,173

Cliffs Natural Resources, Inc.	300	23,403

Coeur d’Alene Mines Corp. †	4,700	128,404

Commercial Metals Co.	5,100	84,609

Contango Ore, Inc. †	130	1,365

Reliance Steel & Aluminum Co.	2,809	143,540

Schnitzer Steel Industries, Inc. Class A	900	59,751

Steel Dynamics, Inc.	6,700	122,610

U.S. Steel Corp.	1,500	87,630

		735,485
Natural gas utilities (0.6%)
NiSource, Inc.	5,900	103,958

Southwest Gas Corp.	3,300	121,011

		224,969
Office equipment and supplies (0.2%)
Steelcase, Inc.	6,363	67,257

		67,257
Oil and gas (4.2%)
Atwood Oceanics, Inc. †	2,800	104,636

Berry Petroleum Co. Class A	2,661	116,286

Cabot Oil & Gas Corp. Class A	1,800	68,130

Clayton Williams Energy, Inc. †	1,300	109,161

Contango Oil & Gas Co. †	1,400	81,102

Oil States International, Inc. †	2,100	134,589

Patterson-UTI Energy, Inc.	5,100	109,905

Petroleum Development Corp. †	3,274	138,196

Petroquest Energy, Inc. †	7,300	54,969

SM Energy Co.	1,600	94,288

Stone Energy Corp. †	3,500	78,015

Swift Energy Co. †	3,100	121,365

Unit Corp. †	2,400	111,552

Vaalco Energy, Inc. †	4,500	32,220

W&T Offshore, Inc.	4,300	76,841

Whiting Petroleum Corp. †	1,043	122,229

		1,553,484
Pharmaceuticals (3.2%)
Cephalon, Inc. †	1,500	92,580

Endo Pharmaceuticals Holdings, Inc. †	4,849	173,158

Medicis Pharmaceutical Corp. Class A	8,427	225,759

COMMON STOCKS (94.1%)* cont.	Shares	Value

Pharmaceuticals cont.
Par Pharmaceutical Cos., Inc. †	3,587	$138,135

Valeant Pharmaceuticals International, Inc. (Canada) S	6,501	183,913

Watson Pharmaceuticals, Inc. †	7,024	362,790

		1,176,335
Publishing (0.7%)
Gannett Co., Inc.	16,300	245,967

		245,967
Real estate (4.6%)
DiamondRock Hospitality Co. † R	18,884	226,608

Entertainment Properties Trust R	994	45,973

Hospitality Properties Trust R	8,870	204,365

Kimco Realty Corp. R	3,400	61,336

LaSalle Hotel Properties R	7,300	192,720

LTC Properties, Inc. R	3,616	101,537

Macerich Co. (The) R	2,024	95,877

National Health Investors, Inc. R	4,279	192,641

National Retail Properties, Inc. R	3,279	86,894

Nationwide Health Properties, Inc. R	2,577	93,751

Omega Healthcare Investors, Inc. R	7,463	167,470

Taubman Centers, Inc. R	4,100	206,968

		1,676,140
Restaurants (0.5%)
Red Robin Gourmet Burgers, Inc. †	5,600	120,232

Sonic Corp. †	4,600	46,552

		166,784
Retail (5.2%)
Abercrombie & Fitch Co. Class A	1,650	95,090

Aeropostale, Inc. †	4,200	103,488

AnnTaylor Stores Corp. †	10,090	276,365

Books-A-Million, Inc. S	9,618	55,784

Brown Shoe Co., Inc.	3,497	48,713

Buckle, Inc. (The)	2,087	78,826

Cabela’s, Inc. †	9,545	207,604

Cato Corp. (The) Class A	1,698	46,542

Dollar Tree, Inc. †	3,385	189,831

Jos. A. Bank Clothiers, Inc. †	2,277	91,809

Kenneth Cole Productions, Inc. Class A †	5,100	63,699

Nash Finch Co.	3,073	130,633

Saks, Inc. †	10,078	107,835

Systemax, Inc. †	6,417	90,480

Timberland Co. (The) Class A †	9,800	240,982

Wolverine World Wide, Inc.	2,203	70,232

		1,897,913
Schools (0.3%)
Career Education Corp. †	5,477	113,538

		113,538
Semiconductor (2.1%)
Hittite Microwave Corp. †	520	31,741

KLA-Tencor Corp.	2,200	85,008

Lam Research Corp. †	2,100	108,738

MKS Instruments, Inc. †	4,300	105,307

Novellus Systems, Inc. †	3,580	115,706

Teradyne, Inc. †	6,860	96,314

Tessera Technologies, Inc. †	6,200	137,330

Verigy, Ltd. (Singapore) †	7,560	98,431

		778,575
Shipping (1.0%)
Arkansas Best Corp.	4,634	127,064

Con-way, Inc.	1,300	47,541

Overseas Shipholding Group	900	31,878

Putnam VT Capital Opportunities Fund 7

COMMON STOCKS (94.1%)* cont.	Shares	Value

Shipping cont.
Scorpio Tankers, Inc. (Monaco) †	4,934	$49,883

Ship Finance International, Ltd. (Norway) S	4,724	101,660

		358,026
Software (1.5%)
AsiaInfo-Linkage, Inc. (China) † S	3,900	64,623

Autodesk, Inc. †	2,400	91,680

MicroStrategy, Inc. †	1,755	150,000

Shanda Interactive Entertainment, Ltd. ADR
(China) † S	1,100	43,604

TIBCO Software, Inc. †	4,400	86,724

Websense, Inc. †	6,200	125,550

		562,181
Staffing (0.4%)
CDI Corp.	2,546	47,330

Heidrick & Struggles International, Inc.	3,900	111,735

		159,065
Technology (0.6%)
Amkor Technologies, Inc. † S	10,200	75,378

ON Semiconductor Corp. †	15,600	154,128

		229,506
Technology services (2.6%)
Acxiom Corp. †	5,975	102,471

CSG Systems International, Inc. †	5,200	98,488

DST Systems, Inc.	2,470	109,545

FactSet Research Systems, Inc.	935	87,666

Fair Isaac Corp.	4,300	100,491

Global Payments, Inc.	2,400	110,904

IHS, Inc. Class A †	2,200	176,858

Perfect World Co., Ltd. ADR (China) † S	4,100	96,965

Unisys Corp. †	2,300	59,547

		942,935
Telecommunications (0.9%)
ADTRAN, Inc.	2,927	105,987

NeuStar, Inc. Class A †	8,015	208,791

		314,778
Textiles (0.7%)
Jones Group, Inc. (The)	5,700	88,578

Maidenform Brands, Inc. †	3,624	86,142

Perry Ellis International, Inc. †	2,536	69,664

		244,384
Tobacco (0.2%)
Universal Corp.	1,819	74,033

		74,033
Toys (0.4%)
Hasbro, Inc.	2,715	128,094

Jakks Pacific, Inc. †	1,908	34,764

		162,858
Transportation services (0.3%)
HUB Group, Inc. Class A †	2,021	71,018

Pacer International, Inc. † S	4,992	34,145

		105,163
Trucks and parts (2.8%)
Autoliv, Inc. (Sweden) S	4,696	370,702

Superior Industries International, Inc.	4,300	91,246

WABCO Holdings, Inc. †	9,240	562,989

		1,024,937

Total common stocks (cost $26,822,232)		$34,642,015

SHORT-TERM INVESTMENTS (10.1%)*	Shares	Value

Putnam Cash Collateral Pool, LLC 0.21% [d]	1,576,871	$1,576,871

Putnam Money Market Liquidity Fund 0.15% [e]	2,144,189	2,144,189

Total short-term investments (cost $3,721,060)		$3,721,060

Total investments (cost $30,543,292)		$38,363,075

Key to holding’s abbreviations

ADR	American Depository Receipts

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2010 through December 31, 2010 (the reporting period).

* Percentages indicated are based on net assets of $36,807,455.

† Non-income-producing security.

d See Note 1 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

e See Note 5 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs.

R Real Estate Investment Trust.

S Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

8 Putnam VT Capital Opportunities Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,801,490	$—	$—

Capital goods	3,689,788	—	—

Communication services	420,968	—	—

Conglomerates	328,971	—	—

Consumer cyclicals	4,521,994	—	—

Consumer staples	1,593,601	—	—

Energy	2,713,017	—	—

Financials	7,395,739	121,875	75,748

Health care	3,705,040	—	—

Technology	5,280,289	—	—

Transportation	704,749	—	—

Utilities and power	1,288,746	—	—

Total common stocks	34,444,392	121,875	75,748

Short-term investments	2,144,189	1,576,871	—

Totals by level	$36,588,581	$1,698,746	$75,748

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Capital Opportunities Fund 9

Statement of assets and liabilities
12/31/10

Assets

Investment in securities, at value, including $1,535,286 of securities on loan (Note 1):

Unaffiliated issuers (identified cost $26,822,232)	$34,642,015

Affiliated issuers (identified cost $3,721,060) (Note 5)	3,721,060

Dividends, interest and other receivables	31,744

Receivable for shares of the fund sold	72,633

Total assets	38,467,452

Liabilities

Payable to custodian (Note 2)	182

Payable for investments purchased	13,245

Payable for shares of the fund repurchased	346

Payable for compensation of Manager (Note 2)	21,677

Payable for investor servicing fees (Note 2)	2,899

Payable for custodian fees (Note 2)	4,490

Payable for Trustee compensation and expenses (Note 2)	32,286

Payable for administrative services (Note 2)	127

Payable for distribution fees (Note 2)	3,748

Collateral on securities loaned, at value (Note 1)	1,576,871

Other accrued expenses	4,126

Total liabilities	1,659,997

Net assets	$36,807,455

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$33,361,050

Undistributed net investment income (Note 1)	77,116

Accumulated net realized loss on investments	(4,450,494)

Net unrealized appreciation of investments	7,819,783

Total — Representing net assets applicable
to capital shares outstanding	$36,807,455

Computation of net asset value Class IA

Net assets	$18,736,786

Number of shares outstanding	1,134,196

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$16.52

Computation of net asset value Class IB

Net assets	$18,070,669

Number of shares outstanding	1,100,934

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$16.41

Statement of operations
Year ended 12/31/10

Investment income

Dividends (net of foreign tax of $3,255)	$403,009

Interest (including interest income of $975 from investments
in affiliated issuers) (Note 5)	1,199

Securities lending (including interest income of $4,369
from investments in affiliated issuers) (Note 1)	11,381

Total investment income	415,589

Expenses

Compensation of Manager (Note 2)	184,995

Investor servicing fees (Note 2)	28,822

Custodian fees (Note 2)	12,155

Trustee compensation and expenses (Note 2)	2,288

Administrative services (Note 2)	1,237

Distribution fees — Class IB (Note 2)	38,292

Auditing	28,612

Other	13,251

Total expenses	309,652

Expense reduction (Note 2)	(17)

Net expenses	309,635

Net investment income	105,954

Net realized gain on investments (Notes 1 and 3)	1,984,490

Net realized gain on foreign currency transactions (Note 1)	12

Net unrealized appreciation of investments during the year	5,634,626

Net gain on investments	7,619,128

Net increase in net assets resulting from operations	$7,725,082

The accompanying notes are an integral part of these financial statements.

10 Putnam VT Capital Opportunities Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/10	12/31/09

Increase in net assets

Operations:

Net investment income	$105,954	$94,584

Net realized gain (loss) on investments
and foreign currency transactions	1,984,502	(237,801)

Net unrealized appreciation
of investments	5,634,626	8,582,313

Net increase in net assets resulting
from operations	7,725,082	8,439,096

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(60,884)	(87,087)

Class IB	(39,163)	(71,730)

Increase (decrease) from capital share
transactions (Note 4)	2,847,699	(1,764,324)

Total increase in net assets	10,472,734	6,515,955

Net assets:

Beginning of year	26,334,721	19,818,766

End of year (including undistributed
net investment income of $77,116 and
$87,321, respectively)	$36,807,455	$26,334,721

The accompanying notes are an integral part of these financial statements.

Putnam VT Capital Opportunities Fund 11

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non-recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[c,d,e]	Ratio of net investment income (loss) to average net assets (%)[d]	Portfolio turnover (%)

Class IA

12/31/10	$12.78	.07	3.73	3.80	(.06)	—	(.06)	—	$16.52	29.83	$18,737.93		.50	29.27

12/31/09	8.86	.06	3.95	4.01	(.09)	—	(.09)	—	12.78	45.98	11,883.93		.57	47.37

12/31/08	14.50	.09	(4.93)	(4.84)	(.11)	(.69)	(.80)	— [f,g]	8.86	(35.02)	9,013.98		.74	97.42

12/31/07	17.15	.09	(1.52)	(1.43)	(.03)	(1.19)	(1.22)	—	14.50	(9.29)	18,728.91		.57	82.20

12/31/06	15.87	.03	2.38	2.41	(.04)	(1.09)	(1.13)	—	17.15	15.52	26,293.96		.21	104.74

Class IB

12/31/10	$12.70	.03	3.72	3.75	(.04)	—	(.04)	—	$16.41	29.54	$18,071	1.18	.24	29.27

12/31/09	8.79	.03	3.94	3.97	(.06)	—	(.06)	—	12.70	45.62	14,452	1.18	.33	47.37

12/31/08	14.38	.06	(4.89)	(4.83)	(.07)	(.69)	(.76)	— [f,g]	8.79	(35.18)	10,806	1.23	.50	97.42

12/31/07	17.04	.05	(1.52)	(1.47)	—	(1.19)	(1.19)	—	14.38	(9.55)	18,801	1.16	.32	82.20

12/31/06	15.79	(.01)	2.37	2.36	(.02)	(1.09)	(1.11)	—	17.04	15.21	20,696	1.21	(.04)	104.74

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c The charges and expenses at the insurance company separate account level are not reflected.

d Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets

12/31/09	0.21%

12/31/08	0.17

12/31/07	0.07

12/31/06	0.11

e Includes amounts paid through expense offset arrangements (Note 2).

f Amount represents less than $0.01 per share.

g Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the Securities and Exchange Commission (the SEC) which amounted to less than $0.01 for the fund based on the fund’s weighted average number of shares outstanding for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

12 Putnam VT Capital Opportunities Fund

Notes to financial statements 12/31/10

Note 1 — Significant accounting policies

Putnam VT Capital Opportunities Fund (the fund), is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund invests primarily in common stocks that offer favorable investment potential.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2010 through December 31, 2010.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC., does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the SEC), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

D) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

E) Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. Effective August 2010, cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management and is valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the value of securities loaned amounted to $1,535,286 and the fund received cash collateral of $1,576,871.

Putnam VT Capital Opportunities Fund 13

F) Interfund lending Effective July 2010, the fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

G) Line of credit Effective July 2010, the fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $4,302,795 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$4,011,769	12/31/16

291,026	12/31/17

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions and nontaxable dividends. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the reporting period ended, the fund reclassified $16,112 to decrease undistributed net investment income and $192 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $16,304.

The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$9,276,865
Unrealized depreciation	(1,604,781)

Net unrealized appreciation	7,672,084
Undistributed ordinary income	77,116
Capital loss carryforward	(4,302,795)

Cost for federal income tax purposes	$30,690,991

J) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 54.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows: 0.780% of the first $5 billion, 0.730% of the next $5 billion, 0.680% of the next $10 billion, 0.630% of the next $10 billion, 0.580% of the next $50 billion, 0.560% of the next $50 billion, 0.550% of the next $100 billion and 0.545% of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2011, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Effective April 10, 2010, Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $17 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $20, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included

14 Putnam VT Capital Opportunities Fund

in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $9,414,478 and $8,283,232, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/10		Year ended 12/31/09		Year ended 12/31/10		Year ended 12/31/09

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	491,834	$7,109,380	287,908	$2,962,793	238,634	$3,361,284	190,456	$1,959,277

Shares issued in connection with
reinvestment of distributions	4,327	60,884	11,384	87,087	2,795	39,163	9,414	71,730

	496,161	7,170,264	299,292	3,049,880	241,429	3,400,447	199,870	2,031,007

Shares repurchased	(291,977)	(3,973,842)	(387,077)	(3,896,103)	(278,185)	(3,749,170)	(291,858)	(2,949,108)

Net increase (decrease)	204,184	$3,196,422	(87,785)	$(846,223)	(36,756)	$(348,723)	(91,988)	$(918,101)

Note 5 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $975 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $8,747,520 and $7,072,011, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 6 — Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

Note 7 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT Capital Opportunities Fund 15

Federal tax information (Unaudited)

The fund designated 100% of ordinary income distributions as qualifying for the dividends received deduction for corporations.

16 Putnam VT Capital Opportunities Fund

About the Trustees

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Independent Trustees

Ravi Akhoury	Advisor to New York Life Insurance Company. Trustee of American India Foundation and of the	Jacob Ballas Capital India,
Born 1947	Rubin Museum. From 1992 to 2007, was Chairman and CEO of MacKay Shields, a multi-product	a non-banking finance
Trustee since 2009	investment management firm with over $40 billion in assets under management.	company focused on private
equity advisory services

Barbara M. Baumann	President and Owner of Cross Creek Energy Corporation, a strategic consultant to domestic	SM Energy Company, a
Born 1955	energy firms and direct investor in energy assets. Trustee, and Co-Chair of the Finance Committee,	publicly held energy company
Trustee since 2010	of Mount Holyoke College. Former Chair and current board member of Girls Incorporated of Metro	focused on natural gas
	Denver. Member of the Finance Committee, The Children’s Hospital of Denver.	and crude oil in the United
States; UniSource Energy
Corporation, a publicly held
provider of natural gas and
electric service across Arizona;
Cody Resources Management,
LLP, a privately held energy,
ranching, and commercial real
estate company

Jameson A. Baxter	President of Baxter Associates, Inc., a private investment firm. Chairman of Mutual Fund	ASHTA Chemicals, Inc.
Born 1943	Directors Forum. Chairman Emeritus of the Board of Trustees of Mount Holyoke College.
Trustee since 1994 and
Vice Chairman since 2005

Charles B. Curtis	President Emeritus of the Nuclear Threat Initiative, a private foundation dealing with national	Edison International; Southern
Born 1940	security issues. Senior Advisor to the United Nations Foundation. Senior Advisor to the Center	California Edison
Trustee since 2001	for Strategic and International Studies. Member of the Council on Foreign Relations and the
National Petroleum Council.

Robert J. Darretta	Health Care Industry Advisor to Permira, a global private equity firm. Until April 2007, was Vice	United-Health
Born 1946	Chairman of the Board of Directors of Johnson & Johnson. Served as Johnson & Johnson’s Chief	Group, a diversified
Trustee since 2007	Financial Officer for a decade.	health-care company

John A. Hill	Founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout	Devon Energy Corporation, a
Born 1942	firm focused on the worldwide energy industry. Serves as a Trustee and Chairman of the Board	leading independent natural
Trustee since 1985 and	of Trustees of Sarah Lawrence College. Also a member of the Advisory Board of the Millstein	gas and oil exploration and
Chairman since 2000	Center for Corporate Governance and Performance at the Yale School of Management.	production company

Paul L. Joskow	Economist and President of the Alfred P. Sloan Foundation, a philanthropic institution focused	TransCanada Corporation,
Born 1947	primarily on research and education on issues related to science, technology, and economic	an energy company focused
Trustee since 1997	performance. Elizabeth and James Killian Professor of Economics and Management, Emeritus	on natural gas transmission
	at the Massachusetts Institute of Technology (MIT). Prior to 2007, served as the Director of the	and power services; Exelon
	Center for Energy and Environmental Policy Research at MIT.	Corporation, an energy
company focused on
power services

Kenneth R. Leibler	Founder and former Chairman of Boston Options Exchange, an electronic marketplace for the	Northeast Utilities,
Born 1949	trading of derivative securities. Vice Chairman of the Board of Trustees of Beth Israel Deaconess	which operates New
Trustee since 2006	Hospital in Boston, Massachusetts. Until November 2010, director of Ruder Finn Group, a global	England’s largest energy
	communications and advertising firm.	delivery system

Robert E. Patterson	Senior Partner of Cabot Properties, LP and Co-Chairman of Cabot Properties, Inc., a private	None
Born 1945	equity firm investing in commercial real estate. Past Chairman and Trustee of the Joslin
Trustee since 1984	Diabetes Center.

George Putnam, III	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research	None
Born 1951	services, and founder and President of New Generation Advisors, LLC, a registered investment
Trustee since 1984	advisor to private funds.
Director of The Boston Family Office, LLC, a registered investment advisor.

W. Thomas Stephens	Retired as Chairman and Chief Executive Officer of Boise Cascade, LLC, a paper, forest	TransCanada Corporation, an
Born 1942	products, and timberland assets company, in December 2008.	energy company focused on
Trustee from 1997 to 2008		natural gas transmission and
and since 2009		power services

Putnam VT Capital Opportunities Fund 17

Name
Year of birth
Position held	Principal occupations during past five years	Other directorships

Interested Trustee

Robert L. Reynolds*	President and Chief Executive Officer of Putnam Investments since 2008. Prior to joining	None
Born 1952	Putnam Investments, served as Vice Chairman and Chief Operating Officer of Fidelity
Trustee since 2008 and	Investments from 2000 to 2007.
President of the Putnam
Funds since July 2009

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2010, there were 104 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, removal, or death.

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

Jonathan S. Horwitz (Born 1955)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Treasurer and	Vice President and Chief Legal Officer
Compliance Liaison	Since 2004
Since 2004	Senior Managing Director, Putnam Investments and Putnam Management
Senior Vice President and Treasurer, The Putnam Funds
James P. Pappas (Born 1953)
Steven D. Krichmar (Born 1958)	Vice President
Vice President and Principal Financial Officer	Since 2004
Since 2002	Managing Director, Putnam Investments and Putnam Management
Senior Managing Director, Putnam Investments and Putnam Management
Judith Cohen (Born 1945)
Janet C. Smith (Born 1965)	Vice President, Clerk and Assistant Treasurer
Vice President, Assistant Treasurer and Principal Accounting Officer	Since 1993
Since 2007	Vice President, Clerk and Assistant Treasurer, The Putnam Funds
Managing Director, Putnam Investments and Putnam Management
Michael Higgins (Born 1976)
Beth S. Mazor (Born 1958)	Vice President, Senior Associate Treasurer and Assistant Clerk
Vice President	Since 2010
Since 2002	Manager of Finance, Dunkin’ Brands (2008–2010); Senior Financial
Managing Director, Putnam Investments and Putnam Management	Analyst, Old Mutual Asset Management (2007–2008); Senior Financial
Analyst, Putnam Investments (1999–2007)
Robert R. Leveille (Born 1969)
Vice President and Chief Compliance Officer	Nancy E. Florek (Born 1957)
Since 2007	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager
Managing Director, Putnam Investments, Putnam Management and	Since 2000
Putnam Retail Management	Vice President, Assistant Clerk, Assistant Treasurer and Proxy Manager,
The Putnam Funds
Mark C. Trenchard (Born 1962)
Vice President and BSA Compliance Officer	Susan G. Malloy (Born 1957)
Since 2002	Vice President and Assistant Treasurer
Managing Director, Putnam Investments and Putnam Retail Management	Since 2007
Managing Director, Putnam Management

The principal occupations of the officers for the past five years have been with the employers as shown above although in some cases, they have held different positions with such employers. The address of each Officer is One Post Office Square, Boston, MA 02109.

18 Putnam VT Capital Opportunities Fund

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Putnam VT Capital Opportunities Fund 19

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20 Putnam VT Capital Opportunities Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010, are available in the Individual Investors section of putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Barbara M. Baumann
Investment Sub-Manager	1-800-225-1581	Charles B. Curtis
Putnam Investments Limited		Robert J. Darretta
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109	Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP

Putnam VT Capital Opportunities Fund 21

This report has been prepared for the shareholders	H302
of Putnam VT Capital Opportunities Fund.	265776 2/11

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes. In May of 2009, the Code of Ethics of Putnam Investment Management, LLC was amended to reflect that all employees will now be subject to a 90-day blackout restriction on holding Putnam open-end funds, except for portfolio managers and their supervisors (and each of their immediate family members), who will be subject to a one-year blackout restriction on the funds that they manage or supervise. In June 2010, the Code of Ethics of Putnam Investments was updated in its entirety to include the amendments adopted in May of 2009 and to change certain rules and limits contained in the Code of Ethics. In addition, the updated Code of Ethics included numerous technical, administrative and non-substantive changes, which were intended primarily to make the document easier to navigate and understand.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill, Mr. Darretta and Ms. Baumann qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2010	$26,844	$--	$1,752	$21*
December 31, 2009	$26,584	$--	$1,750	$32*

* Includes fees of $21and $32 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2010 and December 31, 2009, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2010 and December 31, 2009, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $279,993 and $561,062 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2010	$ -	$ 227,601	$ -	$ -
December 31, 2009	$ -	$ 453,847	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date: February 28, 2011

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 28, 2011